Long Term Debt	12 Months Ended
Dec. 31, 2024
Long Term Debt [Abstract]
Long Term Debt

11. Long Term Debt

Debt instruments, excluding warehouse credit facilities of consolidated VIEs, which are discussed in Note 10 — Warehouse Credit Facilities of Consolidated VIEs, consisted of the following (in thousands):

	December 31,
	2024	2023
Convertible senior notes	$—	$286,800
Securitization debt of consolidated VIEs at fair value	142,629	314,095
Securitization debt of consolidated VIEs at amortized cost	210,727	—
Financing of beneficial interest in securitizations	17,700	15,378
Junior subordinated debentures	10,310	10,310
Total debt	$381,366	$626,583

Upon filing of the Prepackaged Chapter 11 Case, the convertible senior notes were reclassified to liabilities subject to compromise. See Note 6 — Prepackaged Chapter 11 Case for further details.

Convertible Senior Notes

On June 18, 2021, the Company issued $625.0 million aggregate principal amount of the Notes, including $75.0 million aggregate principal amount of such notes pursuant to the exercise in full of the overallotment option granted to the initial purchasers. The Notes were issued pursuant to an indenture (the “Indenture”), between the Company and U.S. Bank National Association, as trustee.

On November 13, 2024, the Company commenced the Prepackaged Chapter 11 Case, pursuant to which each holder of an Allowed Unsecured Notes Claim (as defined therein) received, in full and final satisfaction, settlement, discharge and release of, and in exchange for, its Allowed Unsecured Notes Claim, its pro rata share of 92.94% of the New Common Stock (subject to dilution by the New Warrants, the MIP, and the Post-Effective Date Equity Awards, all terms as defined therein).

The filing of the Prepackaged Chapter 11 Case constituted an event of default, resulting in the immediate acceleration of the Company’s obligations to pay approximately $291.6 million in principal and interest under the Indenture. The Indenture provided that, as a result of the filing of the Prepackaged Chapter 11 Case, the principal, premium, if any, accrued and unpaid interest and any other monetary obligations due thereunder would be immediately due and payable. However, any enforcement of such payment obligations was stayed as a result of the filing of the Prepackaged Chapter 11 Case and was subject to the applicable provisions of the Bankruptcy Code. On January 14, 2025, the Effective Date, by operation of the Plan, all outstanding obligations under the Notes and the Indenture were deemed fully satisfied and discharged. At this time, approximately $290.5 million in aggregate principal amount of the Notes were outstanding.

Prior to the Effective Date, the Notes bore interest at a rate of 0.75% per annum, payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2022. The Notes had a maturity date of July 1, 2026, subject to earlier repurchase, redemption or conversion. The total net proceeds from the offering, after deducting commissions paid to the initial purchasers and debt issuance costs paid to third-parties, were approximately $608.9 million.

In 2023, the Company repurchased $74.2 million in aggregate principal amount of the Notes, net of deferred issuance costs, for $36.5 million in open-market transactions. The Company recognized a gain on extinguishment of debt of $37.9 million for the year ended December 31, 2023.

The Company accounts for the Notes as a single liability-classified instrument measured at amortized cost. As a result of filing the bankruptcy petition, the Company wrote off the remaining unamortized debt discount and debt issuance costs of $2.4 million, recorded within “Reorganization items, net” on the consolidated statements of operations. The net carrying value was $290.5 million as of December 31, 2024. As of December 31, 2023, the unamortized debt discount and debt issuance costs was $3.7 million and the net carrying value was $286.8 million.

Prior to the filing of the bankruptcy petition, the Notes were issued at par value and fees associated with the issuance of these Notes were amortized to interest expense using the effective interest method over the contractual term of the Notes. The interest expense for the years ended December 31, 2024 and 2023 were $3.4 million and $4.3 million, respectively. The effective interest rate of the Notes was 1.3% as of December 31, 2024.

Securitization Debt of Consolidated VIEs

The securitization debt was issued under UACC’s securitization program. The Company elected to account for the 2022-2 and 2023-1 securitization debt under the fair value option using the measurement alternative. Fair value adjustments are recorded in “Realized and unrealized losses, net of recoveries” in the condensed consolidated statements of operations. Refer to Note 16 — Financial Instruments and Fair Value Measurements. The 2024-1 securitization debt is measured at amortized cost. For the 2022-2, 2023-1 and 2024-1 securitization transactions, the Company consolidated the VIEs and accounted for these transactions as secured borrowings. Refer to Note 4 — Variable Interest Entities and Securitizations for further discussion.

Upon the issuance of the securitization debt for the 2023-1 and 2024-1 securitization transactions, UACC retained the residual interests. UACC also retains the servicing rights for all finance receivables that were securitized; therefore, it is responsible for the administration and collection of the amounts owed under the contracts. In the first quarter of 2023, UACC waived its servicing fees related to the 2022-2 securitization and subsequently consolidated the 2022-2 trust. The securitization agreements also require certain funds to be held in restricted cash accounts to provide additional collateral for the borrowings or to be applied to make payments on the securitization debt. Restricted cash under the various agreements totaled approximately $29.2 million and $28.5 million as of December 31, 2024 and 2023, respectively.

Wholly owned bankruptcy remote subsidiaries of UACC were formed to facilitate the above asset-backed financing transactions. Bankruptcy remote refers to a legal structure in which it is expected that the applicable entity would not be included in any bankruptcy filing by its parent or affiliates. All of the assets of these subsidiaries have been pledged as collateral for the related debt. None of the assets of these subsidiaries are available to pay other creditors of the Company or its affiliates.

The securitization debt issued is included in “Long-term debt” on the condensed consolidated balance sheet. The securitization debt of consolidated VIEs consisted of the following (in thousands):

As of December 31, 2024 Series	Final Scheduled Payment Date	Initial Principal	Contractual Interest Rate	Outstanding Principal	Fair Value
United Auto Credit 2022-2-C	May 10, 2027	$26,533	5.81%	$5,265	$5,265
United Auto Credit 2022-2-D	January 10, 2028	32,889	6.84%	32,889	32,836
United Auto Credit 2022-2-E	April 10, 2029	33,440	10.00%	28,440	16,922
United Auto Credit 2023-1-C	July 10, 2028	33,326	6.28%	27,657	27,731
United Auto Credit 2023-1-D	July 10, 2028	35,653	8.00%	35,653	36,149
United Auto Credit 2023-1-E	September 10, 2029	23,256	10.98%	23,256	23,726
Total rated notes at fair value		$185,097		$153,160	$142,629

United Auto Credit 2024-1-A	August 10, 2026	$132,340	6.17%	$45,490
United Auto Credit 2024-1-B	June 10, 2027	42,770	6.57%	42,770
United Auto Credit 2024-1-C	October 10, 2029	35,190	7.06%	35,190
United Auto Credit 2024-1-D	November 12, 2029	52,160	8.30%	52,160
United Auto Credit 2024-1-E	November 12, 2030	37,540	10.45%	37,540
Total rated notes at amortized cost		$300,000		$213,150
Unamortized debt issuance costs				$2,423
Net carrying value				$210,727
As of December 31, 2023 Series	Final Scheduled Payment Date	Initial Principal	Contractual Interest Rate	Outstanding Principal	Net Carrying Value
United Auto Credit 2021-1-D	June 10, 2026	$29,380	1.14%	$3,246	$3,235
United Auto Credit 2021-1-E	June 10, 2026	20,800	2.58%	20,800	20,540
United Auto Credit 2021-1-F	September 10, 2027	13,910	4.30%	13,910	13,644
United Auto Credit 2022-2-B	December 10, 2025	30,324	5.41%	28,786	28,745
United Auto Credit 2022-2-C	May 10, 2027	26,533	5.81%	26,533	26,331
United Auto Credit 2022-2-D	January 10, 2028	32,889	6.84%	32,889	32,642
United Auto Credit 2022-2-E	April 10, 2029	33,440	10.00%	33,440	29,691
United Auto Credit 2023-1-A	July 10, 2025	118,598	5.57%	15,089	15,083
United Auto Credit 2023-1-B	July 10, 2028	51,157	5.91%	51,157	51,019
United Auto Credit 2023-1-C	July 10, 2028	33,326	6.28%	33,326	33,199
United Auto Credit 2023-1-D	July 10, 2028	35,653	8.00%	35,653	36,152
United Auto Credit 2023-1-E	September 10, 2029	23,256	10.98%	23,256	23,814
Total rated notes		$449,266		$318,085	$314,095

The final scheduled payment date represents legal maturity of the remaining balance sheet securitization debt. Securitization debt is expected to become due and to be paid prior to those dates, based on amortization of the finance receivables pledged to the Trusts. Expected payments, which will depend on the performance of such receivables, as to which there can be no assurance, are $161.4 million in 2025, $96.8 million in 2026, and $108.1 million in 2027.

In February 2024, UACC exercised its option to repurchase the 2021-1 securitization debt for a total redemption price of $35.6 million.

The aggregate principal balance and the net carrying value of finance receivables pledged to the securitization debt consists of the following (in thousands):

	As of December 31,
	2024		2023
	Aggregate Principal Balance	Net Carrying Value	Aggregate Principal Balance	Net Carrying Value
United Auto Credit 2021-1	$—	$—	$38,951	$35,790
United Auto Credit 2022-2	65,096	57,130	125,072	111,379
United Auto Credit 2023-1	106,920	92,041	197,586	169,829
United Auto Credit 2024-1	275,567	244,094	—	—
Total finance receivables of CFEs	$447,583	$393,265	$361,609	$316,998

Financing of Beneficial Interests in Securitizations

On May 3, 2023, UACC entered into a Risk Retention Financing Facility enabling it to finance asset-backed securities issued in its securitization transactions and held by UACC pursuant to applicable Risk Retention Rules. Under this facility, UACC sells such retained interests and agrees to repurchase them on a future date. In its initial transaction under this facility, UACC pledged $24.5 million of its retained beneficial interests as collateral, and received proceeds of $24.1 million, with expected repurchase dates ranging from March 2025 to September 2029. Following the completion of the 2024-1 securitization transaction, the Company pledged an additional $15.8 million of its retained beneficial interests as collateral under the Risk Retention Financing Facility, and received proceeds of $15.6 million, with expected repurchase dates ranging from August 2026 to November 2030 at the initial closing date. The securitization trusts will distribute payments related to UACC’s pledged beneficial interests in securitizations directly to the lender, which will reduce the beneficial interests in securitizations and the related debt balance. Pledged collateral levels are monitored and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral, UACC may be required to transfer cash or additional securities as pledged under this facility. At the termination of this agreement, UACC is obligated to return the amounts borrowed.

The outstanding balance of this facility, net of unamortized debt issuance costs, was $17.7 million and $15.4 million as of December 31, 2024 and December 31, 2023, respectively, and is included in “Long-term debt” on the consolidated balance sheet. As of December 31, 2024 and December 31, 2023, the fair value of the collateral pledged under this facility was $18.3 million and $15.8 million, respectively.

Junior Subordinated Debentures

On July 31, 2003, UACC issued junior subordinated debentures (trust preferred securities) of $10.0 million through a subsidiary, UPFC Trust I. The trust issuer is a 100 percent owned finance subsidiary and the securities are fully and unconditionally guaranteed by Vroom Automotive Finance Corporation. The interest is paid quarterly at a variable rate, equal to SOFR + 3.05%. The final maturity of these securities is on October 7, 2033; however, they can be called at par any time at the Company’s discretion.